LEASE LIABILITY (Tables)	12 Months Ended
Dec. 31, 2022
Lease Liability
SCHEDULE OF DETAILS OF LEASE LIABILITIES

The details of lease liabilities are as follows:

December 31, 2022
Lease liabilities as of beginning of year	-
Lease additions from acquisitions	3,213,404
Lease payments	(550,295)
Interest expense on lease liabilities	68,285
IFRS 16 lease liabilities as of end of year	2,731,394
Current portion of lease liability (less than one year)	1,365,697
Long-term lease liability (one to five year)	1,365,697